Note 4 - Goodwill and Intangible Assets - Goodwill Activity (Details)	12 Months Ended
Dec. 31, 2015 USD ($)
Syntricity [Member]
Balance
Add: Goodwill from acquisition	$ 470,000
Goodwill adjustment	(255,000)
Balance	215,000
Balance	0
Balance	$ 215,000